Leases - Disclosure of Quantitative Information about Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	¥ 384,835	¥ 417,180
Depreciation	97,102	96,931
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	335,499	364,112
Depreciation	73,160	75,589
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	31,070	33,634
Depreciation	14,289	13,285
Intangible assets other than goodwill [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	18,266	19,434
Depreciation	¥ 9,653	¥ 8,057